Inventories (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Cost of inventories recognized in Cost of Sales	¥ 53,622,798	¥ 78,595,380	¥ 82,981,590
Inventory provision excluded in cost of sales	220,888	70,178	86,003
Provision for inventory write-down	228,533	155,462
Reversal of inventory write-down	¥ 147,817	¥ 72,945	¥ 73,266